Commitments and Contingencies - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases, Operating [Abstract]
Total capital commitments	¥ 1,250,123,850	$ 191,589,862	¥ 1,156,300,893